Condensed Statement of Cash Flows (Unaudited) - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2022	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (372,974)	$ (9,672)
Adjustments to reconcile net loss to net cash used in operating activities:
Formation costs paid by related party	0	9,672
Interest earned on cash and investments held in trust account	19,675	0
Changes in operating assets and liabilities:
Prepaid expenses	6,083	0
Accrued offering costs and expenses	79,068	0
Net cash used in operating activities	(245,869)	0
Cash Flows from Investing Activities:
Cash invested in Trust Account	146,625,000	0
Net cash used in investing activities	(146,625,000)	0
Cash Flows from Financing Activities:
Proceeds from initial public offering, net of underwriting discount	140,875,000	0
Proceeds from sale of private placement warrants	7,250,000	0
Proceeds from issuance of promissory note to related party	25,000	0
Payment of offering costs	443,347	0
Net cash provided by financing activities	147,535,297	0
Net change in cash	664,428	0
Cash, beginning of period	664,428	0
Cash, end of the period		0
Supplemental disclosure of cash flow information:
Issuance of Class B ordinary shares in exchange for due to related party	25,000	0
Issuance of shares to underwriter representative	1,437,500	0
Initial Classification of Class A ordinary shares subject to possible redemption	146,625,000	0
Deferred underwriting commissions payable charged to accumulated deficit	$ 5,031,250	$ 0